Schedule of loans payable (Details) - USD ($)			3 Months Ended			6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 16, 2018	Aug. 11, 2018	Nov. 30, 2022		Nov. 30, 2021	Nov. 30, 2022		Nov. 30, 2022		Nov. 30, 2021	Feb. 28, 2022	Aug. 30, 2022	Aug. 31, 2021	Feb. 28, 2021	Dec. 31, 2016
Date of issuance											May 22, 2020
Principal amount			$ 30,506,346			$ 30,506,346		$ 30,506,346			$ 26,233,598	$ 3,000,000			$ 47,704
Less current portion of loans payable											1,019,453
Loans payable											(4,905,076)
Notes Payable											20,309,069
Current portion of loans payable											1,019,453
Less discount on loans payable											(14,745)
Current portion of loans payable, net of discount											1,004,708
Proceeds from Issuance of Debt								4,657,979
Debt Discount											114,000			$ 114,000
Debt Instrument, Unamortized Discount			433,932			433,932		433,932			$ (0)	$ 39,500		$ 697,276
Stock Issued During Period, Value, Conversion of Convertible Securities										$ 898,705
Stock Issued During Period, Shares, New Issues								522,734,247
Promissory Note Payable 3030 [Member]
Date of issuance											Jun. 11, 2018
Principal amount											$ 48,000
Debt instrument, periodic payment		$ 4,562
Long-term Debt		$ 48,000
Promissory Notes Payable 6010 [Member]
Date of issuance											Aug. 10, 2018
Promissory Notes Payable 7010 [Member]
Date of issuance											Aug. 16, 2018
Debt Instrument, Payment Terms	12
Promissory Notes Payable 8010 [Member]
Date of issuance											Aug. 16, 2018
Promissory Notes Payable 958 [Member]
Date of issuance											Jan. 31, 2019
Principal amount			78,432			78,432		$ 78,432			$ 78,432
Debt Conversion, Converted Instrument, Rate								33.00%			33.00%
Debt Conversion, Original Debt, Amount								$ 25,882			$ 25,882
Promissory Notes Payable 960 [Member]
Date of issuance											Jan. 24, 2019
Promissory Notes Payable 968 [Member]
Date of issuance											May 09, 2019
Principal amount			7,850			7,850		$ 7,850			$ 7,850
Debt Conversion, Converted Instrument, Rate								33.00%			33.00%
Debt Conversion, Original Debt, Amount								$ 2,590			$ 2,590
Debt Conversion original Debt Amount2											28,567
Partial Repayment of Fees											$ 257,000
Promissory Notes Payable 977 [Member]
Date of issuance											May 31, 2019
Principal amount			86,567			86,567		$ 86,567			$ 86,566
Debt Conversion, Converted Instrument, Rate								33.00%
Debt Conversion original Debt Amount2								$ 28,567
Promissory Note Payable 303022 [Member]
Date of issuance											Jun. 26, 2019
Principal amount			79,104			79,104		$ 79,104			$ 79,104
Debt Conversion, Converted Instrument, Rate								33.00%			33.00%
Debt Conversion, Original Debt, Amount											$ 26,104
Debt Conversion original Debt Amount2								$ 26,104
Promissory Note Payable 303 [Member]
Date of issuance											Sep. 24, 2019
Principal amount			12,000			12,000		12,000			$ 12,000
Debt Conversion, Original Debt, Amount											$ 3,000
Debt Conversion original Debt Amount2								3,000
Promissory Note Payable 304 [Member]
Date of issuance											Jan. 30, 2020
Principal amount			11,000			11,000		11,000			$ 11,000
Debt Conversion, Original Debt, Amount											$ 2,450
Debt Conversion original Debt Amount2								2,450
Promissory Note Payable 305 [Member]
Date of issuance											Feb. 27, 2020
Principal amount			5,000			5,000		5,000			$ 5,000
Debt Conversion original Debt Amount2								1,200
Promissory Note Payable 306 [Member]
Date of issuance											Apr. 16, 2020
Principal amount			13,000			13,000		13,000			$ 13,000
Debt Conversion, Original Debt, Amount											$ 3,850
Debt Conversion original Debt Amount2								3,850
Promissory Note Payable 307 [Member]
Date of issuance											May 12, 2020
Principal amount			43,500			43,500		43,500			$ 43,500
Debt Conversion, Original Debt, Amount											8,000
Debt Conversion original Debt Amount2								8,000
Promissory Note Payable 308 [Member]
Principal amount			85,000			85,000		85,000			85,000
Debt Conversion, Original Debt, Amount											$ 15,000
Debt Conversion original Debt Amount2								15,000
Promissory Note Payable 309 [Member]
Date of issuance											Jun. 02, 2020
Principal amount			62,000			62,000		62,000			$ 62,000
Debt Conversion, Original Debt, Amount											$ 12,000
Debt Conversion original Debt Amount2								12,000
Promissory Note Payable 310 [Member]
Date of issuance											Jun. 09, 2020
Principal amount			31,000			31,000		31,000			$ 31,000
Debt Conversion, Original Debt, Amount											$ 6,000
Debt Conversion original Debt Amount2								6,000
Promissory Note Payable 311 [Member]
Date of issuance											Jun. 12, 2020
Principal amount			50,000			50,000		50,000			$ 50,000
Debt Conversion, Original Debt, Amount											$ 10,000
Debt Conversion original Debt Amount2								10,000
Promissory Note Payable 312 [Member]
Date of issuance											Jun. 16, 2020
Principal amount			42,000			42,000		42,000			$ 42,000
Debt Conversion, Original Debt, Amount											$ 7,000
Debt Conversion original Debt Amount2								7,000
Promissory Note Payable 313 [Member]
Date of issuance											Apr. 03, 2020
Percentage of Penalty Charge											1000.00%
Promissory Note Payable 313 [Member] | Series F Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price											$ 6,739
Promissory Note Payable 314 [Member]
Date of issuance											Aug. 13, 2020
Percentage of Penalty Charge											10.00%
Promissory Note Payable 314 [Member] | Series F Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price											$ 6,739
Promissory Note Payable 315 [Member]
Date of issuance											Sep. 08, 2020
Promissory Note Payable 316 [Member]
Date of issuance											Sep. 15, 2020
Principal amount			300,000			300,000		300,000			$ 300,000
Debt Conversion original Debt Amount2								50,000
Promissory Note Payable 318 [Member]
Date of issuance											Oct. 06, 2020
Principal amount			150,000			150,000		150,000			$ 150,000
Promissory Note Payable 319 [Member]
Date of issuance											Nov. 12, 2020
Principal amount			110,000			110,000		110,000			$ 110,000
Debt Conversion, Original Debt, Amount											10,000
Debt Conversion original Debt Amount2								10,000
Debt Discount			$ 41,176			$ 41,176		$ 41,176			$ 41,176
Number of Warrants Issued								70,000,000			70,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.00165			$ 0.00165		$ 0.00165			$ 0.00165
Class of Warrant or Right Warrants Term								3 years			3 years
Debt Instrument, Unamortized Discount											$ 36,290
Promissory Note Payable 320 [Member]
Date of issuance											Nov. 23, 2020
Principal amount			$ 65,000			$ 65,000		$ 65,000			$ 65,000
Debt Instrument, Payment Terms											Principal and interest repayable in 21 monthly instalments commencing December 6, 2020 of $4,060 commencing February 21, 2021. Secured by revenue earning devices
Promissory Note Payable 321 [Member]
Date of issuance											Nov. 23, 2020
Principal amount			300,000			300,000		300,000			$ 300,000
Debt Conversion, Original Debt, Amount											25,000
Debt Conversion original Debt Amount2								25,000
Debt Discount			$ 125,814			$ 125,814		$ 125,814			$ 125,814
Number of Warrants Issued								230,000,000			230,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.00165			$ 0.00165		$ 0.00165			$ 0.00165
Class of Warrant or Right Warrants Term								3 years			3 years
Debt Instrument, Unamortized Discount											$ 109,977
Amortization expense											$ 33,823
Promissory Note Payable 322 [Member]
Date of issuance											Dec. 10, 2020
Principal amount			$ 82,500			$ 82,500		$ 82,500			$ 82,500
Debt Conversion, Original Debt, Amount											7,500
Debt Conversion original Debt Amount2								7,500
Debt Discount			$ 54,545			$ 54,545		$ 54,545			$ 54,545
Interest Expense, Debt, Excluding Amortization					$ 9,856
Number of Warrants Issued								100,000,000			100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.002			$ 0.002		$ 0.002			$ 0.002
Class of Warrant or Right Warrants Term								3 years			3 years
Debt Instrument, Unamortized Discount											$ 50,714
Promissory Note Payable 323 [Member]
Date of issuance											Dec. 10, 2020
Principal amount			$ 3,921,168			$ 3,921,168		$ 3,921,168			$ 3,921,168
Interest Payable Current and Noncurrent1			1,237,811			1,237,811		1,237,811			1,237,811
Convertible Debt			$ 2,683,357			$ 2,683,357		2,683,357
Debt instrument amount											3,054,338
Promissory Note Payable 323 [Member] | Warrant [Member]
Fair Value of Notes								$ 990,000			$ 990,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.002			$ 0.002		$ 0.002			$ 0.002
Stock Issued During Period, Value, Conversion of Convertible Securities								$ 3,921,168			$ 3,921,168
Stock Issued During Period, Shares, New Issues											450,000,000
Promissory Note Payable 400 [Member]
Date of issuance											Dec. 10, 2020
Principal amount			$ 3,054,338			$ 3,054,338		3,054,338			$ 3,054,338
Interest Payable Current and Noncurrent1			1,593,544			1,593,544		1,593,544
Convertible Debt			1,460,794			1,460,794		1,460,794
Promissory Note Payable 400 [Member] | Warrant [Member]
Fair Value of Notes								550,000
Stock Issued During Period, Value, Conversion of Convertible Securities								3,054,338
Promissory Note Payable 401 [Member]
Date of issuance											Dec. 10, 2020
Principal amount			165,605			165,605		165,605			$ 165,605
Interest Payable Current and Noncurrent1			62,425			62,425		62,425
Convertible Debt			$ 103,180			$ 103,180		103,180
Promissory Note Payable 401 [Member] | Warrant [Member]
Fair Value of Notes								$ 176,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2			$ 2		$ 2
Stock Issued During Period, Value, Conversion of Convertible Securities								$ 165,605
Stock Issued During Period, Shares, New Issues								80,000,000
Promissory Note Payable 402 [Member]
Date of issuance											Dec. 14, 2020
Principal amount			$ 310,375			$ 310,375		$ 310,375			$ 310,375
Interest Payable Current and Noncurrent1			75,375			75,375		75,375
Convertible Debt			$ 235,000			$ 235,000		235,000
Promissory Note Payable 402 [Member] | Warrant [Member]
Fair Value of Notes								$ 182,500
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2			$ 2		$ 2
Stock Issued During Period, Value, Conversion of Convertible Securities								$ 310,375
Stock Issued During Period, Shares, New Issues								25,000,000
Promissory Note Payable 403 [Member]
Date of issuance											Dec. 14, 2020
Promissory Note Payable 404 [Member]
Date of issuance											Dec. 30, 2020
Principal amount			$ 350,000			$ 350,000		$ 350,000			$ 350,000
Debt Conversion original Debt Amount2								35,000
Debt Discount			271,250			$ 271,250		271,250
Interest Expense, Debt, Excluding Amortization			$ 22,829					$ 53,156
Number of Warrants Issued								50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.025			$ 0.025		$ 0.025
Class of Warrant or Right Warrants Term								3 years
Debt Instrument, Unamortized Discount			$ 223,697			$ 223,697		$ 223,697
Promissory Note Payable 405 [Member]
Date of issuance											Dec. 31, 2021
Principal amount			25,000			25,000		25,000			$ 25,000
Interest Payable Current and Noncurrent1			6,944			6,944		6,944
Convertible Debt			9,200			9,200		9,200
Promissory Note Payable 405 [Member] | Warrant [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities								16,144
Promissory Note Payable 406 [Member]
Date of issuance											Dec. 31, 2021
Principal amount			145,000			145,000		145,000			$ 145,000
Interest Payable Current and Noncurrent1			28,925			28,925		28,925
Convertible Debt			79,500			79,500		79,500
Promissory Note Payable 406 [Member] | Warrant [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities								108,425
Promissory Note Payable 407 [Member]
Date of issuance											Jan. 14, 2021
Principal amount			550,000			550,000		550,000			$ 550,000
Debt Conversion original Debt Amount2								250,000
Debt Discount			380,174			$ 380,174		380,174
Interest Expense, Debt, Excluding Amortization			$ 34,441					$ 85,968
Number of Warrants Issued								50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.025			$ 0.025		$ 0.025
Class of Warrant or Right Warrants Term								3 years
Debt Instrument, Unamortized Discount			$ 281,264			$ 281,264		$ 281,264
Promissory Note Payable 408 [Member]
Date of issuance											Feb. 22, 2021
Principal amount			1,650,000			1,650,000		1,650,000			$ 1,650,000
Debt Conversion original Debt Amount2								150,000
Debt Discount			1,342,857			$ 1,342,857		1,342,857
Interest Expense, Debt, Excluding Amortization			$ 82,582					$ 184,959
Number of Warrants Issued								100,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.135			$ 0.135		$ 0.135
Class of Warrant or Right Warrants Term								3 years
Debt Instrument, Unamortized Discount			$ 1,309,454			$ 1,309,454		$ 1,309,454
Promissory Note Payable [Member]
Date of issuance											Mar. 01, 2021
Principal amount											$ 6,000,000
Debt Conversion, Original Debt, Amount								600,000
Proceeds from Issuance of Debt								5,400,000
Debt Discount			4,749,005			4,749,005		$ 4,749,005
Interest Expense, Debt, Excluding Amortization			$ 0			$ 0
Number of Warrants Issued								300,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.135			$ 0.135		$ 0.135
Class of Warrant or Right Warrants Term								3 years
Debt Instrument, Unamortized Discount			$ 0			$ 0		$ 0
Promissory Note Payable 1 [Member]
Date of issuance											Mar. 23, 2021
Principal amount											$ 2,545,900
Fair Value of Notes											2,267,768
Debt Discount											$ 278,132
Interest Expense, Debt, Excluding Amortization					54,102
Promissory Note Payable 2 [Member]
Date of issuance											Mar. 23, 2021
Principal amount											$ 5,000,875
Fair Value of Notes					4,465,067
Debt Discount											$ 535,808
Interest Expense, Debt, Excluding Amortization					$ 107,162
Promissory Note Payable01 [Member]
Date of issuance								Jul. 18, 2016	[1],[2]		Jun. 08, 2021
Principal amount			3,500	[1],[2]		3,500	[1],[2]	$ 3,500	[1],[2]		$ 2,750,000
Debt Conversion original Debt Amount2								50,000
Debt Discount			2,035,033			$ 2,035,033		2,035,033
Interest Expense, Debt, Excluding Amortization			$ 120,297					$ 319,016
Number of Warrants Issued								170,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.064			$ 0.064		$ 0.064
Class of Warrant or Right Warrants Term								3 years
Promissory Note Payable02 [Member]
Date of issuance								Jun. 11, 2018	[3],[4]		Jul. 12, 2021
Principal amount											$ 4,000,160
Debt instrument amount			$ 4,000,160			$ 4,000,160		$ 4,000,160
Promissory Note Payable03 [Member]
Date of issuance								Jan. 31, 2019	[3],[5]		Sep. 14, 2021
Principal amount			1,650,000			1,650,000		$ 1,650,000			$ 1,650,000
Debt Conversion original Debt Amount2								150,000
Debt Discount			1,284,783			$ 1,284,783		1,284,783
Interest Expense, Debt, Excluding Amortization			$ 59,646					$ 122,486
Number of Warrants Issued								250,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.037			$ 0.037		$ 0.037
Class of Warrant or Right Warrants Term								3 years
Debt Instrument, Unamortized Discount			$ 1,279,947			$ 1,279,947		$ 1,279,947
Promissory Notes Payable [Member]
Repayments of Debt 1											12,624
Debts repaid											20,000
Additional Advances													$ 26,146
Promissory Notes Payable 0014 [Member]
Debt Conversion, Original Debt, Amount											600,000
Proceeds from Issuance of Debt											5,400,000
Promissory Notes Payable 900 [Member]
Debt Conversion, Original Debt, Amount											1,200
Promissory Note Payable 324 [Member]
Interest Payable Current and Noncurrent1											1,593,544
Convertible Debt											1,460,794
Promissory Note Payable 324 [Member] | Warrant [Member]
Fair Value of Notes											$ 550,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.002
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 3,054,338
Stock Issued During Period, Shares, New Issues											250,000,000
Promissory Note Payable 325 [Member]
Principal amount											$ 165,605
Interest Payable Current and Noncurrent1											62,425
Convertible Debt											103,180
Promissory Note Payable 325 [Member] | Warrant [Member]
Fair Value of Notes											$ 176,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.002
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 165,605
Stock Issued During Period, Shares, New Issues											80,000,000
Promissory Note Payable 326 [Member]
Principal amount											$ 310,375
Interest Payable Current and Noncurrent1											75,375
Convertible Debt											235,000
Promissory Note Payable 326 [Member] | Warrant [Member]
Fair Value of Notes											$ 182,500
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.002
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 310,375
Stock Issued During Period, Shares, New Issues											25,000,000
Promissory Note Payable 327 [Member]
Principal amount											$ 192,625
Interest Payable Current and Noncurrent1											37,589
Convertible Debt											100,000
Promissory Note Payable 327 [Member] | Warrant [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities											137,589
Promissory Note Payable 328 [Member]
Debt Conversion, Original Debt, Amount											35,000
Interest Expense, Debt, Excluding Amortization											27,277
Debt Instrument, Unamortized Discount											276,853
Promissory Note Payable 328 [Member] | Warrant [Member]
Fair Value of Notes											$ 271,250
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.025
Class of Warrant or Right Warrants Term											3 years
Stock Issued During Period, Shares, New Issues											50,000,000
Debt Discount Fair Value											$ 271,250
Promissory Note Payable 329 [Member]
Principal amount											25,000
Interest Payable Current and Noncurrent1											6,944
Convertible Debt											9,200
Promissory Note Payable 329 [Member] | Warrant [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities											16,144
Promissory Note Payable 30 [Member]
Principal amount											145,000
Interest Payable Current and Noncurrent1											28,925
Convertible Debt											79,500
Promissory Note Payable 30 [Member] | Warrant [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities											108,425
Promissory Note Payable 331 [Member]
Debt Conversion, Original Debt, Amount											250,000
Interest Expense, Debt, Excluding Amortization											58,224
Debt Instrument, Unamortized Discount											$ 367,232
Promissory Note Payable 331 [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.025
Class of Warrant or Right Warrants Term											3 years
Stock Issued During Period, Shares, New Issues											50,000,000
Debt Discount Fair Value											$ 380,174
Promissory Note Payable 332 [Member]
Debt Conversion, Original Debt, Amount											150,000
Interest Expense, Debt, Excluding Amortization											80,746
Debt Instrument, Unamortized Discount											1,411,832
Promissory Note Payable 332 [Member] | Warrant [Member]
Fair Value of Notes											$ 1,342,857
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.135
Class of Warrant or Right Warrants Term											3 years
Stock Issued During Period, Shares, New Issues											100,000,000
Debt Discount Fair Value											$ 1,342,857
Promissory Note Payable 333 [Member]
Debt Conversion, Original Debt, Amount											50,000
Interest Expense, Debt, Excluding Amortization											1,035,288
Debt Instrument, Unamortized Discount											1,249,745
Promissory Note Payable 333 [Member] | Warrant [Member]
Fair Value of Notes											$ 2,035,033
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.064
Class of Warrant or Right Warrants Term											3 years
Stock Issued During Period, Shares, New Issues											170,000,000
Debt Discount Fair Value											$ 2,035,033
Promissory Note Payable 334 [Member]
Debt Conversion, Original Debt, Amount											150,000
Promissory Note Payable 334 [Member] | Warrant [Member]
Fair Value of Notes											$ 1,284,783
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.037
Stock Issued During Period, Shares, New Issues											250,000,000
Debt Discount Fair Value											$ 1,284,783

[1]	In default. Default interest rate 22%
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	Loans with a principal balance of $1,661,953 along with associated accrued interest of $342,138 totaling $2,004,091 were paid in March 2022, with a remaining accrued liability of $62,979.
[4]	Repayable in 12 monthly instalments of $4,562 commencing August 11, 2018 and secured by revenue earning devices having a net book value of at least $48,000. The loan and accrued interest were fully paid in March 2022.
[5]	Original $78,432 note may be pre-payable at any time. The note balance includes 33% original issue discount of $25,882 at issuance. The loan and accrued interest were fully paid in March 2022.